Note 18 - Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]

18. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy	June 30,	December 31,
Liabilities:	Level	2020	2019
Other liabilities, current
Accrued compensation for phantom shares	3	$—	$1,590
Other liabilities, non-current
Warrant liability - Note 12	3	$18	$18

Accrued compensation for phantom shares

Certain of Seller’s phantom shares, which were satisfied in full upon closing of the Recapitalization Transaction, were carried at fair value due to holders of such awards being entitled to variable cash payments based upon valuations of the Company’s common stock. The historical fair value of such obligation was computed using inputs and assumptions which were significant and unobservable as Seller was a privately held entity and, as such, were classified within Level 3 of the fair value hierarchy. The inputs and assumptions included estimates of consideration to be received by holders of phantom shares based on the estimated fair value of the consideration which may be allocated to such holders from the various financing transactions Seller was considering at such time based on the implied equity value.

Warrant liability

As part of the Recapitalization Transaction, the Company assumed Seller’s obligations under the Seller Warrant Agreement and the 12.7 million Seller Warrants outstanding became exercisable into shares of HYMC common stock. The Seller Warrant Agreement also contains certain terms and features to reduce the exercise price and increase the number of shares of common stock each warrant is exercisable into. As a result, Seller Warrants are considered derivative financial instruments and carried at fair value. The fair value of Seller Warrants was  computed by an independent third-party consultant (and validated by the Company) using a Monte Carlo simulation model that requires a variety of inputs, including contractual terms, market prices, exercise prices, equity volatility and discount rates. As of June 30, 2020, Seller Warrants were carried at $18,000, which represents the historically computed fair value. The Company plans to update the fair value calculation on at least an annual basis or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value. Since equity volatility is a significant unobservable input to the valuation, the derivative instruments are classified within Level 3 of the fair value hierarchy. Seller Warrants have a seven-year term which expires in October 2022, an exercise price of $44.82 as of July 1, 2020, and are exercisable into approximately 0.2523 shares of HYMC common stock.

Items disclosed at fair value

Debt

As of June 30, 2020, the fair value of the Company’s total current and non-current debt approximated its carrying value due to the short time period between the May 29, 2020 close of the Recapitalization Transaction and the end of the second quarter of 2020. As of December 31, 2019, Seller determined that certain of its debt instruments’ carrying value exceeded the estimated fair value, which was based on the estimated fair value of the consideration which may be allocated to such debt instruments from the various financing transactions Seller was considering at such time. Accordingly, as of December 31, 2019, Seller estimated that the fair value of the 2.0 Lien Notes and 1.5 Lien Notes was approximately $262.4 million, compared to the carrying value of $345.5 million.

Royalty obligation

As of June 30, 2020, the estimated net present value of the Company’s royalty obligation $99.9 million, compared to the carrying value of $30.0 million. The net present value of the Company’s royalty obligation was modeled using the following level 3 inputs: (1) market consensus inputs for future gold and silver prices; (2) a precious metal industry consensus discount rate of 5.0%; and (3) estimates of the Hycroft Mine’s life-of-mine gold and silver production volumes and timing.

16.  Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

		December 31,
	Hierarchy Level	2019	2018
Liabilities
Accrued compensation for phantom shares	3	$1,590	$884
Derivative instruments:
Warrant liability – Note 11	2	$18	$18

Accrued compensation

During each of the years ended December 31, 2019 and 2018, non-executive members of the Company’s board of directors were granted a total of 315,000 phantom shares of stock, which vested upon grant, pursuant to a Non-Employee Director Phantom Stock

Plan. Under the grant agreements, the phantom shares entitle the participant to a cash payment equal to the greater of the (1) grant date fair value and (2) the fair market value of one share of common stock of the Company at the date of payment. The cash payments are to be made to a participant upon the first of the following to occur: (i) retirement from the Board; (ii) resignation from the Board; (iii) failure to stand for re-election as a non-employee director of the Board; (iv) removal from the board for reasons other than cause; (v) death of the participant; or (vi) a change of control.

During 2017, the grant agreements with one of the non-executive members of the board of directors were amended to provide for the participant to receive one share of common stock of the Company for each phantom share at the date of payment instead of a cash payment. The non-executive member of the board of directors received 90,000 shares of the common stock of the Company upon resigning in January 2018.

During 2019 and 2018, the Company performed fair value analyses of the phantom shares. A valuation of the Company based on negotiated financing arrangements with several unrelated parties was used to determine the value at both December 31, 2019 and December 31, 2018. The phantom shares issued during 2018 and 2019 were recorded at the grant date fair value and, pursuant to the grant agreements, cannot be written-down below the grant date fair value. During 2019, the fair market value of the 2015 and 2016 phantom shares issuances were increased by $0.2 million, which was recorded to General and administrative on the consolidated statements of operations. During 2018, the fair market value of the 2015 and 2016 phantom shares issuances were decreased by $0.4 million, which was recorded to General and administrative on the consolidated statements of operations.

The fair market value at date of grant of the phantom shares was based upon the valuation of the Company determined in the bankruptcy process. The liability will be marked-to-market on a recurring basis using a quoted price if the Company’s common stock is actively traded on a national securities market exchange or in the over the counter market. Since the common stock is not quoted, a reasonable valuation method in accordance with treasury regulations was used.

Derivative instruments

The fair values (as prescribed by GAAP) of the warrants, the Company’s only derivative instrument, were computed by independent third-party consultants (and validated by the Company) using models that require a variety of inputs, including contractual terms, market prices, exercise prices, and correlations of such inputs. In general, model inputs that are significant to the fair value measurements of the Company’s derivative instruments trade in active markets or are observable in markets that are not active, and, as such, derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s warrant liability as of December 31, 2019 and 2018, for the warrants issued at the Effective Date, was determined using a Monte Carlo simulation-based valuation model. The warrants have a seven-year term and an initial exercise price of $8.40 per share. The assumptions used include a risk-free interest rate of 1.74%, an expected volatility of 70%, and a dividend rate of 0%.

Items disclosed at fair value

The carrying amount and fair value of the debt as of December 31, 2019 and 2018 are disclosed in the following table (in thousands):

	December 31, 2019		December 31, 2018
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$553,965	$471,890	$427,587	$350,000

As of December 31, 2019 and 2018, the fair value of the Company’s debt was determined using level 3 inputs and the phantom shares were marked to market based on level 3 inputs. There were no changes to the Company’s valuation techniques, and no transfers in or out of Levels 1, 2, or 3.

During 2018, the Company considered various financing alternatives to finance the restart of the Hycroft Mine. In considering the financing alternatives the Company determined that as of December 31,2018 the fair value of the debt no longer approximated the carrying value. The Company determined the fair value of the debt at December 31, 2019 and 2018 using potential financing options that have been presented to the Company, which are considered level 3 inputs.